SIGNIFICANT TRANSACTIONS - Significant Transactions in 2019 (Details) ج.م. / shares in Units, ج.م. in Millions, $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 EGP (ج.م.) shares	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2019 ج.م. / shares
Investments in subsidiaries
Changes in ownership interest in a subsidiary that do not result in a loss of control					$ (608)		$ (259)
Other operating gains					350	$ 0	0
Ericsson
Investments in subsidiaries
Other operating gains				$ 350
Other capital reserves
Investments in subsidiaries
Changes in ownership interest in a subsidiary that do not result in a loss of control					$ (2,594)		$ (12)
Global Telecom Holding S.A.E
Investments in subsidiaries
Proportion of ownership interest in subsidiary					99.54%	57.70%
Book values of material NCIs	$ 1,986				$ 853	$ (1,190)
Cost of acquisition of non-controlling interest	608
Global Telecom Holding S.A.E | Other capital reserves
Investments in subsidiaries
Changes in ownership interest in a subsidiary that do not result in a loss of control	$ (2,594)
Global Telecom Holding S.A.E
Investments in subsidiaries
Number of shares acquired (in shares) | shares	1,914,322,110	1,914,322,110
Percentage of voting equity interests acquired	40.55%				41.00%
Consideration paid (received)	$ 587	ج.م. 9,725
Mandatory tender offer, price per share (in EGP per share) | ج.م. / shares								ج.م. 5.08
Kazakhstan | Kcell Joint Stock Company
Investments in subsidiaries
Settlement received due to termination of network sharing agreement			$ 38